Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.53%
Aerospace & Defense–0.83%
L3Harris Technologies, Inc.	112,549	$21,608,282
Textron, Inc.	2,264,410	102,124,891
		123,733,173
Agricultural Products–0.10%
Darling Ingredients, Inc.(b)	320,614	15,479,244
Application Software–8.29%
Adobe, Inc.(b)	378,735	181,213,336
Paycom Software, Inc.(b)	114,166	47,616,355
RingCentral, Inc., Class A(b)	756,972	224,858,533
salesforce.com, inc.(b)	1,495,173	367,513,523
Splunk, Inc.(b)	893,129	182,359,079
Synopsys, Inc.(b)	762,783	173,533,133
Unity Software, Inc.(b)(c)	388,632	59,064,291
		1,236,158,250
Asset Management & Custody Banks–3.01%
Apollo Global Management, Inc.	4,551,134	198,520,465
KKR & Co., Inc., Class A	6,589,444	249,937,611
		448,458,076
Automotive Retail–0.33%
CarMax, Inc.(b)	529,664	49,512,991
Biotechnology–1.62%
Alnylam Pharmaceuticals, Inc.(b)	345,384	44,868,836
Argenx SE, ADR (Netherlands)(b)	157,409	45,148,049
BeiGene Ltd., ADR (China)(b)	307,356	78,587,856
BioNTech SE, ADR (Germany)(b)	13,988	1,737,869
Ionis Pharmaceuticals, Inc.(b)	622,089	31,434,157
Moderna, Inc.(b)	14,913	2,277,812
Sarepta Therapeutics, Inc.(b)	87,349	12,303,980
uniQure N.V. (Netherlands)(b)	515,002	24,761,296
		241,119,855
Casinos & Gaming–0.53%
Penn National Gaming, Inc.(b)	1,122,246	78,557,220
Construction Machinery & Heavy Trucks–0.06%
Nikola Corp.(b)(c)	463,010	9,450,034
Consumer Electronics–1.26%
Sony Corp. (Japan)	2,026,800	188,466,616
Copper–1.20%
Freeport-McMoRan, Inc.	7,682,141	179,685,278
Data Processing & Outsourced Services–6.77%
FleetCor Technologies, Inc.(b)	208,170	55,208,766
Mastercard, Inc., Class A	372,219	125,255,416
PayPal Holdings, Inc.(b)	1,895,895	405,949,037
Visa, Inc., Class A	2,011,051	423,024,578
		1,009,437,797
Diversified Support Services–0.47%
Cintas Corp.	199,340	70,825,502
Shares		Value
Environmental & Facilities Services–0.65%
GFL Environmental, Inc. (Canada)	2,631,437	$71,390,886
Republic Services, Inc.	265,045	25,635,152
		97,026,038
Financial Exchanges & Data–0.20%
S&P Global, Inc.	86,064	30,275,594
Food Distributors–1.47%
US Foods Holding Corp.(b)	6,952,871	218,876,379
Health Care Equipment–3.41%
Abbott Laboratories	472,584	51,143,041
DexCom, Inc.(b)	168,477	53,858,727
Intuitive Surgical, Inc.(b)	186,901	135,699,471
Teleflex, Inc.	318,600	121,944,150
Zimmer Biomet Holdings, Inc.	980,939	146,277,624
		508,923,013
Health Care Services–0.22%
Amedisys, Inc.(b)	132,033	32,320,358
Health Care Supplies–0.45%
Align Technology, Inc.(b)	74,921	36,058,728
West Pharmaceutical Services, Inc.	110,477	30,398,851
		66,457,579
Health Care Technology–0.30%
GoodRx Holdings, Inc., Class A(b)(c)	887,189	33,447,025
Teladoc Health, Inc.(b)	56,696	11,269,464
		44,716,489
Home Improvement Retail–2.28%
Lowe’s Cos., Inc.	2,185,366	340,523,730
Industrial Conglomerates–0.54%
Roper Technologies, Inc.	189,172	80,776,444
Industrial Gases–0.41%
Air Products and Chemicals, Inc.	220,129	61,666,938
Integrated Oil & Gas–0.17%
Occidental Petroleum Corp.	1,618,631	25,509,625
Interactive Home Entertainment–4.97%
Activision Blizzard, Inc.	3,941,977	313,308,332
Electronic Arts, Inc.(b)	879,620	112,371,455
Nintendo Co. Ltd. (Japan)	467,100	265,343,691
Take-Two Interactive Software, Inc.(b)	274,622	49,572,017
		740,595,495
Interactive Media & Services–10.84%
Alphabet, Inc., Class A(b)	438,497	769,299,137
Facebook, Inc., Class A(b)	2,691,453	745,451,737
ZoomInfo Technologies, Inc., Class A(b)(c)	2,001,249	102,564,011
		1,617,314,885
Internet & Direct Marketing Retail–17.91%
Alibaba Group Holding Ltd., ADR (China)(b)	1,965,696	517,685,699

See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Shares		Value
Internet & Direct Marketing Retail–(continued)
Amazon.com, Inc.(b)	450,881	$1,428,409,043
Booking Holdings, Inc.(b)	183,781	372,790,569
Farfetch Ltd., Class A (United Kingdom)(b)	4,610,893	251,985,302
HelloFresh SE (Germany)(b)	1,703,433	100,259,318
		2,671,129,931
Life & Health Insurance–0.75%
Athene Holding Ltd., Class A(b)	2,510,902	111,358,504
Life Sciences Tools & Services–3.63%
10X Genomics, Inc., Class A(b)	374,010	57,264,671
Avantor, Inc.(b)	7,256,576	197,959,393
IQVIA Holdings, Inc.(b)	1,158,614	195,794,180
Thermo Fisher Scientific, Inc.	193,644	90,040,587
		541,058,831
Managed Health Care–1.16%
UnitedHealth Group, Inc.	513,268	172,632,559
Movies & Entertainment–0.71%
Netflix, Inc.(b)	216,921	106,443,135
Oil & Gas Equipment & Services–0.08%
Baker Hughes Co., Class A	653,207	12,228,035
Packaged Foods & Meats–0.20%
Tyson Foods, Inc., Class A	457,546	29,831,999
Pharmaceuticals–1.08%
Reata Pharmaceuticals, Inc., Class A(b)	757,179	115,659,092
Zoetis, Inc.	283,694	45,498,844
		161,157,936
Railroads–0.37%
Union Pacific Corp.	268,208	54,735,889
Research & Consulting Services–0.61%
CoStar Group, Inc.(b)	99,345	90,460,577
Semiconductor Equipment–3.05%
Applied Materials, Inc.	4,507,477	371,776,703
ASML Holding N.V., New York Shares (Netherlands)	191,221	83,703,168
		455,479,871
Semiconductors–5.60%
Monolithic Power Systems, Inc.	133,675	42,770,653
NVIDIA Corp.	507,832	272,228,422
QUALCOMM, Inc.	3,537,706	520,644,192
		835,643,267
Specialty Chemicals–0.30%
Sherwin-Williams Co. (The)	59,735	44,659,678
Shares		Value
Systems Software–7.70%
Microsoft Corp.	3,281,314	$702,430,888
Palo Alto Networks, Inc.(b)	769,442	226,154,393
ServiceNow, Inc.(b)	410,319	219,336,021
		1,147,921,302
Technology Hardware, Storage & Peripherals–2.82%
Apple, Inc.	3,535,634	420,917,228
Tobacco–0.95%
Philip Morris International, Inc.	1,876,832	142,170,024
Trading Companies & Distributors–1.35%
Fastenal Co.	1,270,799	62,841,011
United Rentals, Inc.(b)	607,245	137,832,470
		200,673,481
Trucking–0.88%
Knight-Swift Transportation Holdings, Inc.	756,521	31,236,752
Lyft, Inc., Class A(b)	1,975,907	75,420,370
Uber Technologies, Inc.(b)	501,254	24,892,274
		131,549,396
Total Common Stocks & Other Equity Interests (Cost $6,511,843,819)		14,845,918,246
Money Market Funds–0.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(d)(e)	11,899,101	11,899,101
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(d)(e)	8,495,692	8,499,090
Invesco Treasury Portfolio, Institutional Class, 0.01%(d)(e)	13,598,973	13,598,973
Total Money Market Funds (Cost $33,997,164)		33,997,164
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $6,545,840,983)		14,879,915,410
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.65%
Invesco Private Government Fund, 0.02%(d)(e)(f)	38,901,426	38,901,426
Invesco Private Prime Fund, 0.12%(d)(e)(f)	58,334,639	58,352,139
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $97,253,565)		97,253,565
TOTAL INVESTMENTS IN SECURITIES–100.41% (Cost $6,643,094,548)		14,977,168,975
OTHER ASSETS LESS LIABILITIES—(0.41)%		(60,913,642)
NET ASSETS–100.00%		$14,916,255,333
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at November 30, 2020.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$138,593,625	$(126,694,524)	$-	$-	$11,899,101	$402
Invesco Liquid Assets Portfolio, Institutional Class	201,480	98,995,447	(90,696,955)	(282)	(600)	8,499,090	1,451
Invesco Treasury Portfolio, Institutional Class	-	158,392,715	(144,793,742)	-	-	13,598,973	393
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	21,410,510	183,524,469	(166,033,553)	-	-	38,901,426	4,370*
Invesco Private Prime Fund	7,072,440	149,515,340	(98,237,869)	-	2,228	58,352,139	11,285*
Total	$28,684,430	$729,021,596	$(626,456,643)	$(282)	$1,628	$131,250,729	$17,901

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$14,291,848,621	$554,069,625	$—	$14,845,918,246
Money Market Funds	33,997,164	97,253,565	—	131,250,729
Total Investments	$14,325,845,785	$651,323,190	$—	$14,977,168,975
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco American Franchise Fund